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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
                                               ------
This Amendment (Check only one.):          [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greywolf Capital Management LP
Address:   4 Manhattanville Road, Suite 201
           Purchase, New York 10577

Form 13F File Number: 28-11771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Savitz
Title:    Managing Member of the General Partner of the Reporting Manager
Phone:    (914) 251-8200

Signature, Place, and Date of Signing:


 /s/ Jonathan Savitz             Purchase, New York     November 15, 2010
------------------------
     Jonathan Savitz

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       7

Form 13F Information Table Value Total:       $94,293
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1        28-11776                 Greywolf Advisors LLC


                                                        13F INFORMATION TABLE

    COLUMN 1                 COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
    --------                 --------       ---------    --------          --------      --------   --------        --------
                                                          VALUE      SHRS or  SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
 NAME OF ISSUER           TITLE OF CLASS    CUSIP        (x$1000)    PRN AMT  PRN  CALL DISCRETION  MANAGERS   SOLE  SHARED  NONE
 --------------           --------------    -----         ------     -------  ---  ---- ----------  --------   ----  ------  ----
ARBINET CORP              COM NEW           03875P407      1,787     243,739   SH         OTHER        1     243,739
CRYSTALLEX INTL CORP      COM NEW           22942F101      7,894  21,691,412   SH         OTHER        1  21,691,412
GOLD RESV INC             NOTE 5.500% 6/1   38068NAB4     14,754  19,672,000  PRN         OTHER        1  19,672,000
NAVISTAR INTL CORP NEW    NOTE 3.000%10/1   63934EAL2     49,445  44,000,000  PRN         OTHER        1  44,000,000
NAVISTAR INTL CORP NEW    COM NEW           63934E108      9,514     218,016   SH         OTHER        1     218,016
QUAD / GRAPHICS INC       COM CL A          747301109     10,883     232,932   SH         OTHER        1     232,932
VANTAGE DRILLING COMPANY  *W EXP 05/24/201  G93205121         16     765,964   SH  CALL   OTHER        1     765,964